Risk Management - Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	$ 7,372	$ 13,899
Marketable securities	946	1,136
AAA credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Marketable securities	0	1
AA credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	1,053	811
A credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	1,173	8,421
BBB credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	41	51
BB credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	3,591	2,599
Marketable securities	838
B Credit Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	2	2
AAA.br credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	80	706
Marketable securities	33	1,077
AA.br credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	1,224	1,299
Marketable securities	48	58
Other ratings [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	208	$ 10
Marketable securities	$ 27